Significant Accounting Policies (Policies) - EBP 011	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
EBP, Basis of Accounting
Basis of Accounting

The accounting records of Park-Ohio Industries, Inc. 401(K) Retirement Plan (the “Plan”) are maintained on the accrual basis in accordance with accounting principles generally accepted in the United States (“GAAP”).

EBP, Investment
Investment Value and Income Recognition
All investments are under the control and management of The Charles Schwab Trust Company (the “Plan Trustee”). Purchases of investments are recorded at cost and revalued to market value at the close of each business day by the Plan Trustee. All investments of the Plan are participant directed.
Investment income and realized and unrealized gains and losses are reported as net income derived from investment activities and are allocated among the individual accounts in proportion to their respective balances immediately preceding the valuation date.
Realized gains and losses are calculated based upon historical cost of securities using the average cost method.
Purchases and sales of securities are recorded on a settlement-date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date.

EBP, Use of Estimate
Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates that affect the amounts reported in the financial statements and accompanying notes and supplemental schedules. Actual results could differ from those estimates.